Share-based payments (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 EUR (€) Y	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 EUR (€) Y
Share-based payments
Fair value at grant date | $	$ 6.78		$ 1.81
Share price at grant date	$ 8.48		$ 2.50
Exercise price	$ 8.48		$ 2.50
Expected volatility		95.00%		91.00%
Expected life | Y		5.86		5.90
Expected dividends | €		€ 0.00		€ 0.00
Risk-free interest rate		1.12%		1.30%